EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 11. EQUITY

Reorganization Agreement and Plan Share Exchange and Issuance of Shares

On February 6, 2023, the Company entered into the Agreement (See NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION)

Common Shares Issued for Services

On February 6, 2023, the Company issued a total of 714,000 shares of its common stock for services rendered. These shares were valued at $2,499,000, the fair market values on the grant date using the share price of common stock sold to investors approximately 30 days from the grant date. The Company recognized stock-based compensation expense of approximately $2,499,000 during the year ended December 31, 2023. This amount was recorded by the Company in general and administrative expenses in the Company’s consolidated statements of operations.

On February 7, 2023, the Board approved the designation of 5,000 shares of preferred stock as Series X Preferred Stock. These shares will not be entitled to receive dividends, shall not be entitled to any liquidation preference, shall not have any rights to convert to common stock, and will not be subject to redemption. The holders of the Series X Preferred Stock will have the right to vote in an amount equal to 1,000 votes per share of Series X Preferred Stock.

The Board approved the issuance of the Series X Preferred shares as follows:

- 2,000 to Joel G. Solis (Chairman)

- 1,000 to Pecos Slope Holdings (controlled by Will Gray – CEO and Director)

- 1,000 to Casey J. Solis (investor)

- 1,000 to Robert C. Solis (investor)

Sale of Common Shares

During the period January 1, 2023 through September 30, 2024, the Company entered into subscription agreements and approved the issuance of the following shares of common stock:

	Number of	Price Per
Month	Common Shares	Share	Proceeds
March 2023	108,642	$3.50	$380,250
April 2023	42,858	3.50	150,000
May 2023	57,143	3.50	200,000
June 2023	42,858	3.50	150,000
July 2023	85,715	3.50	300,000
August 2023	57,143	3.50	200,000
October 2023	22,856	3.50	80,000
November 2023	30,005	3.50	105,019
December 2023	44,286	(1)	(1)
Total 2023	491,506	—	$1,565,269

January 2024	3,429	$3.50	12,000
Total 2024	3,429	—	$12,000
(1)	On December 28, 2023, the Company entered into a Convertible Promissory Note with Joel Solis, Chairman, in the amount of $155,000 (the “Solis Note”). On the earlier of (i) February 15, 2024 or (ii) closing of the Company’s business combination with Roth CH Acquisition V Co., the Company shall, except if elected otherwise by Mr. Solis, pay an amount representing all the outstanding principal, accrued and unpaid interest and unpaid late charges. The Company may prepay any portion of the Solis Note at any time. Mr. Solis may convert the outstanding balance of Solis Note (“Conversion Amount”) into a validly issued, fully paid and non-assessable share of common stock. The number of shares shall be determined by dividing the Conversion Amount by $3.50. On December 28, 2023, Mr. Solis elected to convert the Solis Note into 44,286 shares of common stock.

On October 3, 2023, the Board approved the Company’s sale and issuance of up to 750,000 shares of common stock. On November 14, 2023, the Board authorized the sale and issuance of an additional 650,000 of common stock.

NOTE 11. EQUITY

Reorganization Agreement and Plan Share Exchange and Issuance of Shares

On February 6, 2023, the Company entered into the Agreement (see Note 1).

Common Shares Issued for Services

On February 6, 2023, the Company issued a total of 714,000 shares of its common stock for services rendered. These shares were valued at $2,499,000, the fair market values on the grant date using the share price of common stock sold to investors approximately 30 days from the grant date. The Company recognized stock-based compensation expense of approximately $2,499,000 during the year ended December 31, 2023. This amount was recorded by the Company in general and administrative expenses in the Company’s consolidated statements of operations.

On February 7, 2023, the Board approved the designation of 5,000 shares of preferred stock as Series X Preferred Stock. These shares will not be entitled to receive dividends, shall not be entitled to any liquidation preference, shall not have any rights to convert to common stock, and will not be subject to redemption. The holders of the Series X Preferred Stock will have the right to vote in an amount equal to 1,000 votes per share of Series X Preferred Stock.

The Board approved the issuance of the Series X Preferred shares as follows:

●	2,000 to Joel G. Solis (Chairman)
●	1,000 to Pecos Slope Holdings (controlled by Will Gray — CEO and Director)
●	1,000 to Casey J. Solis (investor)
●	1,000 to Robert C. Solis (investor)

Sale of Common Shares

During the period March 2023 through December 31, 2023, the Company entered into subscription agreements and approved the issuance of the following shares of common stock:

Month	Number of Common Shares	Price Per Share		Proceeds
March 2023	108,642	$3.50		$380,250
April 2023	42,858	3.50		150,000
May 2023	57,143	3.50		200,000
June 2023	42,858	3.50		150,000
July 2023	85,715	3.50		300,000
August 2023	57,143	3.50		200,000
October 2023	22,856	3.50		80,000
November 2023	30,005	3.50		105,019
December 2023	44,286		(1)		(1)
Total	491,506			$1,565,269

(1)On December 28, 2023, the Company entered into a Convertible Promissory Note with Joel Solis, Chairman, in the amount of $155,000 (the “Solis Note”). On the earlier of (i) February 15, 2024 or (ii) closing of the Company’s business combination with Roth CH Acquisition V Co., the Company shall, except if elected otherwise by Mr. Solis, pay an amount representing all the outstanding principal, accrued and unpaid interest and unpaid late charges. The Company may prepay any portion of the Solis Note at any time. Mr. Solis may convert the outstanding balance of Solis Note (“Conversion Amount”) into a validly issued, fully paid and non-assessable share of common stock. The number of shares shall be determined by dividing the Conversion Amount by $3.50. On December 28, 2023, Mr. Solis elected to convert the Solis Note into 44,286 shares of common stock.

On October 3, 2023, the Board approved the Company’s sale and issuance of up to 750,000 shares of common stock. On November 14, 2023, the Board authorized the sale and issuance of an additional 650,000 of common stock.